Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Elop	Dec. 31, 2013 Maximum	Dec. 31, 2013 Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program							5.00%	2.00%
Maximum amount of royalties paid, percentage							150.00%	100.00%
Royalties expenses		$ 5,496	$ 2,976	$ 2,523
Outstanding buy-back obligations		1,014,000
Filed claims	40,000				10,000
Recovery seeking from complaint	74,000				16,000
Holding percentage of share capital issued						14.00%
Ownership percentage fully diluted basis						7.00%
Lease expenses		17,074	16,466	17,837
Lease agreement period, in years		15 years
Expected lease fee per annum		3,000
Guarantees issued by banks to secure certain advances from customers and performance bonds		945,300
Amount guaranteed in respect of credit lines granted by banks		7,249	7,514
Accrual contingency liabilities			2,100
Total amount of project			11,500
Customer advances and performance guarantees			2,700
Purchase commitments		1,166,000	949,000
Secure bank and bank guarantees amount		$ 945,300